Financial Assets And Financial Liabilities - (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Current and non-current financial assets
A.	Current and non-current financial assets

	December 31, 2022		December 31, 2021
(In thousand Euros)	Non-current	Current	Non-current	Current
Customer sales and services	—	39,797	—	22,528
Other receivables	—	16	—	7
Loans to employees	—	14	—	2
Loans granted to Joint Venture	—	—	—	685
Receivables from Joint Venture	—	—	—	535

Trade and other financial receivables	—	39,827	—	23,757
Loans granted to Joint Venture	—	—	566	—
Guarantee deposit	1,133	—	733	—

Non-current financial assets	1,133		1,299	—
Guarantee deposit	—	560	—	482
Financial investments	—	5,397	—	57,192

Other current financial assets	—	5,957	—	57,674
Cash and cash equivalents	—	83,308	—	113,865

Total	1,133	129,092	1,299	195,296

Summary of Financial assets by class and category
C.	Financial assets by class and category

	December 31, 2022
(In thousand Euros)	assets measured at amortized cost	assets measured at FTVPL	assets measured at FVTOCI	Total
Customer sales and services	39,797	—	—	39,797
Other receivables	16	—	—	16
Loans to employees	14	—	—	14

Trade and other financial receivable	39,827	—	—	39,827
Guarantee deposit	1,133	—	—	1,133

Non-current financial assets	1,133	—	—	1,133
Guarantee deposit	560	—	—	560
Financial investments	128	5,030	239	5,397

Other current financial assets	688	5,030	239	5,957
Cash and cash equivalents	83,308	—	—	83,308

Total	124,956	5,030	239	130,225

	December 31, 2021
(In thousand Euros)	Financial assets measured at amortized cost	Financial assets measured at FTVPL	Financial assets measured at FVTOCI	Total
Customer sales and services	22,528	—	—	22,528
Other receivables	7	—	—	7
Loans to employees	2	—	—	2
Loans granted to Joint Venture	685	—	—	685
Receivables from Joint Venture	535	—	—	535

Trade and other financial receivables	23,757	—	—	23,757
Loans granted to Joint Venture	566	—	—	566
Guarantee deposit	733	—	—	733

Non-current financial assets	1,299	—	—	1,299
Guarantee deposit	482	—	—	482
Financial investments	130	56,852	210	57,192

Other current financial assets	612	56,852	210	57,674
Cash and cash equivalents	113,865	—	—	113,865

Total	139,533	56,852	210	196,595

Summary of Loans and borrowings
Loans and borrowings

	December 31, 2022		December 31, 2021
(In thousand Euros)	Non-current	Current	Non-current	Current
Loans and borrowings	44,359	89,268	17,577	33,769
Derivative warrant liabilities	—	5,834	—	83,252
Lease liabilities (see note 9)	24,657	2,644	18,172	1,537
Put option liability	—	—	3,776	—
Total	69,016	97,746	39,525	118,558

Summary of Details of loan and borrowings
Details of loans and borrowings at December 31, 2022 and 2021 are as follows:

(In thousand Euros)				December 31, 2022
Company	Currency	Effective interest rate	Less than 1 year	1 to 3 years	Over 3 years	Total
Bank loans
Fixed rate loan	EUR	1.05% - 6.32%	13,135	11,694	5,376	30,205
Floating rate loan	EUR	Euribor+ (3%-5%)	75,353	4,240	9,478	89,071
Covenant Loan	EUR	Euribor+6,79%	609	6,197	5,625	12,431

Total			89,097	22,131	20,479	131,707

Borrowings
Fixed rate loan	EUR	0%	171	384	1,365	1,920

Total			171	384	1,365	1,920

Total			89,268	22,515	21,844	133,627

(In thousand Euros)				December 31, 2021
Company	Currency	Effective interest rate	Less than 1 year	1 to 3 years	Over 3 years	Total
Bank loans
Fixed rate loan	EUR	1.55% - 3.85%	13,829	1,901	1,060	16,790
Floating rate loan	EUR	Euribor + 1,35% - 4%	19,514	782	—	20,296
Covenant Loan	EUR	Euribor + 4,75% - 7.70%	360	4,171	8,825	13,356

Total			33,703	6,854	9,885	50,442

Borrowings
Fixed rate loan	EUR	0%	66	98	741	905

Total			66	98	741	905

Total			33,769	6,952	10,626	51,347

Summary of Details of the maturities, by year, of the principals and interest
Details of the maturities, by year, of the principal and interest of the loans and borrowings at December 31, are as follows:

	December 31,	December 31,
(In thousand Euros)	2022	2021
2022	—	34,827
2023	92,581	3,220
2024	14,851	5,500
2025	12,741	4,170
2026	9,460	3,870
2027	7,780	—
More than five years	7,438	3,571

Total	144,851	55,158

Summary of Movement in the derivative warrant liabilities
Movement in the derivative warrant liabilities for the year ended December 31, 2022 and 2021 is summarized as follows:

	Public Warrant		Private Warrant		Total
	Number of	Thousand	Number of	Thousand	Number of	Thousand
(In thousand euros)	warrants	euros	warrants	euros	warrants	euros
At December 31, 2021	5,705,972	24,887	8,933,333	58,365	14,639,305	83,252

Issuance of Public and Private Warrants on Transaction date					—	—
Public and Private Warrants exercised on January 11, 2022	(141,808)	(472)	(50,000)	(276)	(191,808)	(748)
Public Warrants exercised on February 1, 2022	(304,635)	(933)	—	—	(304,635)	(933)
Public Warrants exercised on March 23, 2022	(22)	(1)	—	—	(22)	(1)
Public Warrants exercised on October 10, 2022	(1)	—	—	—	(1)	—
Change in fair value of derivative w arrant liabilities	—	(22,730)	—	(58,018)	—	(80,748)
Exchange differences	—	1,419	—	3,593	—	5,012

At December 31, 2022	5,259,506	2,170	8,883,333	3,664	14,142,839	5,834

	Public Warrant		Private Warrant		Total
	Number of	Thousand of	Number of	Thousand of	Number of	Thousand of
	warrants	Euros	warrants	Euros	warrants	Euros
At September 30, 2021	—	—	—	—	—	—

Issuance of Public and Private Warrants on Transaction date	5,750,000	5,675	8,933,333	8,816	14,683,333	14,491
Public Warrants exercised on November 23, 2021	(43,028)	(188)	—	—	(43,028)	(188)
Public Warrants exercised on December 21, 2021	(1,000)	(4)	—	—	(1,000)	(4)
Change in fair value of derivative warrant liabilities	—	19,404	—	49,549	—	68,953

At December 31, 2021	5,705,972	24,887	8,933,333	58,365	14,639,305	83,252

Summary of Reconciliation of movements of liabilities to cash flows
Reconciliation of movements of liabilities to cash flows arising from financing activities

(In thousand Euros)	Loans and borrowings	Derivative warrant liabilities	Lease liabilities	Total
Balance at January 1, 2022	51,345	83,252	19,710	154,307

Proceeds from loans	291,204	—	—	291,204
Proceeds from warrants (Public and Private)	—	4,625	—	4,625
Principal paid on lease liabilities	—	—	(2,191)	(2,191)
Interest paid on lease liabilities	—	—	(1,267)	(1,267)
Repayments of loans	(218,902)	—	—	(218,902)
Repayments of borrowings	(42)	—	—	(42)
Interest and bank fees paid	(3,199)	—	—	(3,199)
Interest paid on convertible bonds	(223)	—	—	(223)

Total changes from financing cash flows	68,838	4,625	(3,458)	70,005

The effect of changes in foreign exchange rates	46	5,011	278	5,335

Change in fair value of derivative warrant liabilities	—	(80,748)	—	(80,748)
New leases	—	—	8,517	8,517
Governmental loan receivable	248	—	—	248
Public Warrants exercised	—	(6,306)	—	(6,306)
Business combinations	9,439	—	988	10,427
Interest and bank fees expenses	3,711	—	1,266	4,977

Total liability-related other changes	13,398	(87,054)	10,771	(62,885)

Balance at December 31, 2022	133,627	5,834	27,301	166,762

		Derivative
	Loans and	warrant	Lease	Convertible
(In thousand Euros)	borrowings	liabilities	liabilities	bonds	Total
Balance at January 1, 2021	22,372	—	4,117	26,146	52,635

Proceeds from loans	204,677	—	—	—	204,677
Proceeds from borrowings	124	—	—	—	124
Proceeds from warrants (Public and Private)	—	—	—	—	—
Proceeds from convertible bonds	—	—	—	34,550	34,550
Principal paid on lease liabilities	—	—	(828)	—	(828)
Interest paid on lease liabilities	—	—	(631)	—	(631)
Repayments of loans	(176,324)	—	—	—	(176,324)
Repayments of borrowings	(87)	—	—	—	(87)
Interest and bank fees paid	(3,047)	—	—	—	(3,047)
Interest paid on convertible bonds	—	—	—	(997)	(997)
Other payments	(297)	—	—	—	(297)

Total changes from financing cash flows	25,046	—	(1,459)	33,553	57,140

The effect of changes in foreign exchange rates	—	—	(2)	—	(2)

Issuance of Public and Private Warrants on Transaction date	—	14,491	—	—	14,491
Public Warrants exercised	—	(193)	—	—	(193)
Change in fair value of derivative warrant liabilities	—	68,954	—	—	68,954
Valuation of convertible bonds	—	—	—	25,491	25,491
Redemption of convertible bonds and convertible note	—	—	—	(87,105)	(87,105)
New leases	—	—	16,423	—	16,423
Interest accrual	470	—	—	(470)	—
Governmental loan receivable	365	—	—	—	365
Interest and bank fees expenses	3,092	—	631	2,385	6,108

Total liability-related other changes	3,927	83,252	17,054	(59,699)	44,534

Balance at December 31, 2021	51,345	83,252	19,710	—	154,307

		Derivative
	Loans and	warrant	Lease	Convertible
(In thousand Euros)	borrowings	liabilities	liabilities	bonds	Total
Balance at January 1, 2020	11,776	—	4,013	—	15,789

Proceeds from loans and borrowings	37,013	—	—	—	37,013
Proceeds from convertible bonds	—	—	—	25,880	25,880
Principal paid on lease liabilities	—	—	(467)	—	(467)
Interest paid on lease liabilities	—	—	(107)	—	(107)
Repayments of loans and borrowings	(26,119)	—	—	—	(26,119)
Interest paid	(462)	—	—	—	(462)
Other payments	(6)	—	—	—	(6)

Total changes from financing cash flows	10,426	—	(574)	25,880	35,732

The effect of changes in foreign exchange rates	—	—	(6)	—	(6)

New leases	—	—	577	—	577
Capital Increases	(364)	—	—	—	(364)
Interest expenses	534	—	107	266	907

Total liability-related other changes	170	—	684	266	1,120

Balance at December 31, 2020	22,372	—	4,117	26,146	52,635

Summary of Trade and other payables
Details of trade and other payables at December 31, 2022 and 2021 are as follows:

	December 31,	December 31,
(In thousand Euros)	2022	2021
Suppliers	65,830	40,926
Personnel (salaries payable)	5,351	3,255
Customer advances	68	110

Total	71,249	44,291